Shareholder Report, Holdings (Details)	Mar. 31, 2026
Curasset Capital Management Core Bond Fund Founders Class | Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.25%
Curasset Capital Management Core Bond Fund Founders Class | Asset Backed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.07%
Curasset Capital Management Core Bond Fund Founders Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.16%
Curasset Capital Management Core Bond Fund Founders Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Curasset Capital Management Core Bond Fund Founders Class | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.41%)
Curasset Capital Management Core Bond Fund Founders Class | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
Curasset Capital Management Core Bond Fund Founders Class | Mortgage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Curasset Capital Management Core Bond Fund Founders Class | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Curasset Capital Management Core Bond Fund Founders Class | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Curasset Capital Management Core Bond Fund Founders Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Curasset Capital Management Core Bond Fund Founders Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Curasset Capital Management Core Bond Fund Founders Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Curasset Capital Management Core Bond Fund Founders Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Curasset Capital Management Core Bond Fund Founders Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
Curasset Capital Management Core Bond Fund Founders Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Curasset Capital Management Core Bond Fund Founders Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Curasset Capital Management Core Bond Fund Founders Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Curasset Capital Management Core Bond Fund Institutional Class | Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.25%
Curasset Capital Management Core Bond Fund Institutional Class | Asset Backed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.07%
Curasset Capital Management Core Bond Fund Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.16%
Curasset Capital Management Core Bond Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Curasset Capital Management Core Bond Fund Institutional Class | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.41%)
Curasset Capital Management Core Bond Fund Institutional Class | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
Curasset Capital Management Core Bond Fund Institutional Class | Mortgage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Curasset Capital Management Core Bond Fund Institutional Class | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Curasset Capital Management Core Bond Fund Institutional Class | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Curasset Capital Management Core Bond Fund Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Curasset Capital Management Core Bond Fund Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Curasset Capital Management Core Bond Fund Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Curasset Capital Management Core Bond Fund Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Curasset Capital Management Core Bond Fund Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
Curasset Capital Management Core Bond Fund Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Curasset Capital Management Core Bond Fund Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Curasset Capital Management Core Bond Fund Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Curasset Capital Management Limited Term Income Fund Founders Class | Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.85%
Curasset Capital Management Limited Term Income Fund Founders Class | Asset Backed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.39%
Curasset Capital Management Limited Term Income Fund Founders Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
Curasset Capital Management Limited Term Income Fund Founders Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.37%
Curasset Capital Management Limited Term Income Fund Founders Class | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.35%)
Curasset Capital Management Limited Term Income Fund Founders Class | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
Curasset Capital Management Limited Term Income Fund Founders Class | Mortgage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.71%
Curasset Capital Management Limited Term Income Fund Founders Class | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Curasset Capital Management Limited Term Income Fund Founders Class | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Curasset Capital Management Limited Term Income Fund Founders Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
Curasset Capital Management Limited Term Income Fund Founders Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Curasset Capital Management Limited Term Income Fund Founders Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Curasset Capital Management Limited Term Income Fund Founders Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Curasset Capital Management Limited Term Income Fund Founders Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Curasset Capital Management Limited Term Income Fund Founders Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Curasset Capital Management Limited Term Income Fund Founders Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Curasset Capital Management Limited Term Income Fund Founders Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%